EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 015 - Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan interest in master trust, cost	$ 120,746,736	$ 124,184,655
Dividend income	$ 6,749,575